Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)
Disclosure of other provisions [line items]
Ending balance		$ 127.5
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning balance	$ 125		$ 210
Provisions made during the year	306		244
Provisions utilized / released during the year	(135)		(329)
Ending balance	$ 296		$ 125